Other Liabilities and Accruals - Summary of Short-term and Payable Within 1 Year (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accruals and other payables [abstract]
Audit fees	€ 167	€ 96
Personnel-related	560	446
Accrued bonus	1,523	1,545
R&D costs	4,409	5,272
IP legal fees	212	509
Subsidy advance received	42	224
Other accruals	1,051	535
Total	€ 7,964	€ 8,627	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.